LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 11, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED MARCH 31, 2012, OF

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

The following supplements the sections of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” and is as of September 30, 2012:

Other accounts managed by the portfolio managers

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Margaret Vitrano	Registered Investment Companies	0	0	None	None

	Other pooled investment vehicles	0	0	None	None

	Other accounts	0	0	None	None

The following supplements the sections of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Portfolio Managers Securities Ownership” and is as of September 30, 2012:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Margaret Vitrano	0

Please retain this supplement for future reference.

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